Note 12 - Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
12.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to five
floating-to-fixed interest rate swaps with various major financial institutions at
December
31,
2016
(2015:
seven
swaps) covering notional amounts aggregating approximately
$60,750,343
at
December

31,
2016
(2015:
$92,182,741)
pursuant to which it pays fixed rates ranging from
1.52%
to
2.60%
and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately
1.05%
at
December

31,
2016).
These agreements contain no leverage features and have maturity dates ranging from
September
2020
to
September
2021.
As of
December
31,
2015
and
2016
five
derivative contracts qualify for hedge accounting since their inception.

On
April
10,
2014,
the Company as a condition of its term loan dated
September
23,
2013,
entered into an amortizing interest rate swap agreement for a notional amount of
$17,553,663.
The agreement is effective from
September
30,
2015
and expires on
September
30,
2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
2.60%.

On
July
6,
2015,
the Company as a condition of its term loan dated
September
23,
2013,
entered into an amortizing interest rate swap agreement for a notional amount of
$17,553,663.
The agreement is effective from
September
30,
2015
and expires on
September
30,
2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.69%.

On
September
22,
2015,
the Company as a condition of its term loan dated
June
12,
2014,
entered into an amortizing interest rate swap agreement for a notional amount of
$12,120,000.
The agreement is effective from
October
2,
2015
and expires on
October
2,
2020;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.54%.

On
October
13,
2015,
the Company as a condition of its term loan dated
July
4,
2014,
entered into
two
amortizing interest rate swap agreements for a notional amount of
$11,171,875
each. The
first
agreement is effective from
November
4,
2015
and expires on
August
4,
2021
and the
second
agreement is effective from
December
3,
2015
and expires on
September
3,
2021;
under these agreements the Company receives each quarter interest on the notional amounts based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
1.52%
and
1.55%,
respectively.

The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. During
2014,
the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction. Under the contracts the Company converted U.S. dollars to approximately
JPY400
million of cash outflows in
2014
and to approximately
JPY500
million of cash outflows in
2015.No
such contracts were entered into during the years ended
December
31,
2015
and
2016.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated balance sheets, as a component of accumulated other comprehensive income/(loss).

Tabular disclosure of financial instruments is as follows:

		December 31,
		2015		2016
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	127,555	—	263,635	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	681,197	—	364,823

Total derivatives designated as hedging instruments		127,555	681,197	263,635	364,823

		December 31,
		2015		2016
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements ...	Current liabilities — Fair value of derivatives	—	297,656	—	—

Total derivatives not designated as hedging instruments		—	297,656	—	—

The effect of derivative instruments on the consolidated statements of operations for the years ended
December

31,
2014,
2015
and
2016
is as follows:

		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(49,471)	—	—
Interest Rate Swap — Change in Fair Value	Loss on derivatives	1,652,692	1,191,050	297,656
Interest Rate Swap — Realized loss	Loss on derivatives	(1,857,362)	(1,243,359)	(297,954)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	(583,368)	583,368	—
Foreign Currency Contract — Realized loss..	Loss on derivatives	(510,875)	(669,712)	—

Total loss on derivatives		(1,348,384)	(138,653)	(298)

		Year Ended December 31,
Derivatives designated as hedging instruments	Location of Loss Recognized	2014	2015	2016
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	—	(231,931)	(766,898)

Total loss on derivatives		—	(231,931)	(766,898)

The components of accumulated other comprehensive income/ (loss) included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2014	(49,471)
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471
Balance, December 31, 2014	(293,020)
Effective portion of changes in fair value of interest swap contracts	(100,268)
Balance, December 31, 2015	(393,288)
Effective portion of changes in fair value of interest swap contracts	418,723
Balance, December 31, 2016	25,435

During the year ended
December

31,
2014,
the loss transferred from accumulated other comprehensive income/(loss) to the statement of operations was
$49,471.
No transfer took place during the years ended
December
31,
2015
and
2016.

Fair Value of Financial Instruments and Concentration of Credit Risk:
 Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, receivables from related party, trade and other receivables, claims receivable, payable to related party, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, restricted cash, receivables from related party, trade and other receivables, claims receivable, payable to related party, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level
2
items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level
2
items.

Fair Value Disclosures:
 The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level
1:
 Quoted market prices in active markets for identical assets or liabilities.
Level
2:
 Observable market based inputs or unobservable inputs that are corroborated by market data.
Level
3:
 Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of
December

31,
2015:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	127,555	—	127,555	—
Interest Rate Swap Agreements	(978,853)	—	(978,853)	—

Total	(851,298)	—	(851,298)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of
December

31,
2016:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	263,635	—	263,635	—
Interest Rate Swap Agreements	(364,823)	—	(364,823)	—

Total	(101,188)	—	(101,188)	—

The following tables summarize the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	748,780	—	748,780	—	(3,566,694)

Total	748,780	—	748,780	—	(3,566,694)

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	6,841,141	—	6,841,141	—	(4,672,293)

Total	6,841,141	—	6,841,141	—	(4,672,293)

As a result of the impairment analysis performed for the year ended
December
31,
2015,
three
of the Company's vessels, with a carrying amount of
$15,828,908
were written down to their fair value as determined by the Company based on current demolition prices obtained from independent third
party shipbrokers, for
two
of the vessels and based on vessel valuations for
one
of the vessels, obtained from independent
third
party shipbrokers as of
December
31,
2015,
which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of
$8,238,987.
This impairment charge was included in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended
December
31,
2015.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	26,500,000	—	26,500,000	—	(5,735,086)

Total	26,500,000	—	26,500,000	—	(5,735,086)

As a result of the impairment analysis performed for the year ended
December
31,
2016,
six
of the Company's vessels, with a carrying amount of
$32,235,086
were written down to their fair value as determined by the Company based on vessel valuations for the vessels, obtained from independent third
party shipbrokers as of
December
31,
2016,
which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of
$5,735,086.
This impairment charge was included in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended
December
31,
2016.